Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of earnings per share

	2020	2019	2018
	£m	£m	£m
Earnings
(Loss)/Profit attributable to ordinary shareholders	(753)	3,133	1,622

Weighted average number of shares (millions)
Weighted average number of ordinary shares outstanding during the year	12,095	12,067	12,009
Effect of dilutive share options and convertible securities	23	35	52
Diluted weighted average number of ordinary shares outstanding during the year	12,118	12,102	12,061